Convertible debentures -net of discounts (Details) - Convertible Debt - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	May 25, 2021	Dec. 31, 2019	Sep. 11, 2019	Aug. 14, 2019	May 13, 2019	Sep. 01, 2018
Convertible debentures -net of discounts (Details) - Convertible Debt [Line Items]
Loan amount	$ 585,750	$ 442,300	$ 53,625
OID and discounts and fees	$ 56,845	$ 164,471
Interest rate	12.00%	12.00%
Balance	$ 226,066	$ 153,817		$ 472,971
Power Up Lending Group, LTD #1 [Member]
Convertible debentures -net of discounts (Details) - Convertible Debt [Line Items]
Date of Loan		May 13, 2019
Loan amount		$ 96,300					$ 96,300
OID and discounts and fees		$ 13,300
Interest rate		8.00%
Balance		$ 0		4,300
Power Up Lending Group, LTD #2 [Member]
Convertible debentures -net of discounts (Details) - Convertible Debt [Line Items]
Date of Loan		Aug. 14, 2019
Loan amount		$ 68,000				$ 68,000
OID and discounts and fees		$ 13,000
Interest rate		8.00%
Balance		$ 0		68,000
Power Up Lending Group, LTD #3 [Member]
Convertible debentures -net of discounts (Details) - Convertible Debt [Line Items]
Date of Loan	May 25, 2021	Sep. 11, 2019
Loan amount	$ 48,750	$ 76,000			$ 76,000
OID and discounts and fees	$ 13,987	$ 13,000
Interest rate	12.00%	8.00%
Balance	$ 33,202	$ 0		76,000
Crown Bridge Tranche 1 [Member]
Convertible debentures -net of discounts (Details) - Convertible Debt [Line Items]
Date of Loan	Jul. 19, 2021	Aug. 08, 2019
Loan amount	$ 118,000	$ 50,000
OID and discounts and fees	$ 4,500	$ 5,000
Interest rate	8.00%	8.00%
Balance	$ 49,500	$ 0		50,000
Oasis Capital, LLC [Member]
Convertible debentures -net of discounts (Details) - Convertible Debt [Line Items]
Date of Loan		Sep. 01, 2018
Loan amount		$ 150,000						$ 5,000,000
OID and discounts and fees		124,671
Balance		$ 153,817		$ 274,671